REVENUE - Transaction Price Composition - Janssen (Details) - Janssen - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of performance obligations [line items]
Total	$ 765.0	$ 760.0
Upfront Payment
Disclosure of performance obligations [line items]
Total	350.0	350.0
Milestones
Disclosure of performance obligations [line items]
Total	$ 415.0	$ 410.0